Offsetting Financial Assets and Financial Liabilities (Tables)	12 Months Ended
Oct. 31, 2018
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Summary of Financial Assets and Liabilities Offsetting, Enforceable Master Netting or Similar Arrangement

The following tables provide information on the impact of offsetting on the Bank’s Consolidated Statement of Financial Position, as well as the financial impact of netting for instruments that are subject to enforceable master netting arrangements or similar agreements, but do not qualify for offsetting in the Consolidated Statement of Financial Position, as well as available cash and financial instrument collateral.

As at October 31, 2018 ($ millions)
Types of financial assets	Gross amounts of recognized financial assets		Gross amounts of recognized financial liabilities offset in the consolidated statement of financial position		Net amounts of financial assets presented in the consolidated statement of financial position	Related amounts not offset in the consolidated statement of financial position		Net amount(3)
						Impact of master netting arrangements or similar agreements(1)	Collateral(2)
Derivative financial instruments	$37,887	(4)	$(329	)(4)	$37,558	$(24,568)	$(4,085)	$8,905
Securities purchased under resale agreements and securities borrowed	116,375		(12,357)		104,018	(6,849)	(91,347)	5,822
Total	$154,262		$(12,686)		$141,576	$(31,417)	$(95,432)	$14,727

As at October 31, 2018 ($ millions)
Types of financial liabilities	Gross amounts of recognized financial liabilities		Gross amounts of recognized financial assets offset in the consolidated statement of financial position		Net amounts of financial liabilities presented in the consolidated statement of financial position	Related amounts not offset in the consolidated statement of financial position		Net amount
						Impact of master netting arrangements or similar agreements(1)	Collateral(2)
Derivative financial instruments	$38,296	(4)	$(329	)(4)	$37,967	$(24,568)	$(5,051)	$8,348
Obligations related to securities sold under repurchase agreements and securities lent	113,614		(12,357)		101,257	(6,849)	(88,154)	6,254
Total	$151,910		$(12,686)		$139,224	$(31,417)	$(93,205)	$14,602

(1)

Amounts that are subject to master netting arrangements or similar agreements but were not offset in the Consolidated Statement of Financial Position because they did not meet the net settlement/simultaneous settlement criteria; or because the rights of set off are conditional upon the default of the counterparty only.

(2)

Cash and financial instrument collateral amounts received or pledged in relation to the total amounts of financial assets and financial liabilities, including those that were not offset in the Consolidated Statement of Financial Position. These amounts are disclosed at fair value and the rights of set off are conditional upon the default of the counterparty.

(3)	Not intended to represent the Bank’s actual exposure to credit risk, as a variety of credit mitigation strategies are employed in addition to offsetting and collateral arrangements.
(4)

During 2018, the Bank adopted the settlement-to-market (STM) model for derivatives cleared through a clearing organization. Under this model, the legal characterization of variation margin is considered to be settled at the end of each day. As such, the balances in the Gross amounts of recognized financial assets/liabilities and the Gross amounts offset in the consolidated statement of financial position decreased by approximately $18 billion each.

As at October 31, 2017 ($ millions)
Types of financial assets	Gross amounts of recognized financial assets	Gross amounts of recognized financial liabilities offset in the consolidated statement of financial position	Net amounts of financial assets presented in the consolidated statement of financial position	Related amounts not offset in the consolidated statement of financial position
				Impact of master netting arrangements or similar agreements(1)	Collateral(2)	Net amount(3)
Derivative financial instruments(4)	$49,512	$(14,148)	$35,364	$(22,400)	$(5,915)	$7,049
Securities purchased under resale agreements and securities borrowed	106,721	(11,402)	95,319	(11,649)	(75,675)	7,995
Total	$156,233	$(25,550)	$130,683	$(34,049)	$(81,590)	$15,044

As at October 31, 2017 ($ millions)
Types of financial liabilities	Gross amounts of recognized financial liabilities	Gross amounts of recognized financial assets offset in the consolidated statement of financial position	Net amounts of financial liabilities presented in the consolidated statement of financial position	Related amounts not offset in the consolidated statement of financial position
				Impact of master netting arrangements or similar agreements(1)	Collateral(2)	Net amount
Derivative financial instruments(4)	$48,348	$(14,148)	$34,200	$(22,400)	$(4,700)	$7,100
Obligations related to securities sold under repurchase agreements and securities lent	107,245	(11,402)	95,843	(11,649)	(72,311)	11,883
Total	$155,593	$(25,550)	$130,043	$(34,049)	$(77,011)	$18,983

(1)

Amounts that are subject to master netting arrangements or similar agreements but were not offset in the Consolidated Statement of Financial Position because they did not meet the net settlement/simultaneous settlement criteria; or because the rights of set off are conditional upon the default of the counterparty only.

(2)

Cash and financial instrument collateral amounts received or pledged in relation to the total amounts of financial assets and financial liabilities, including those that were not offset in the Consolidated Statement of Financial Position. These amounts are disclosed at fair value and the rights of set off are conditional upon the default of the counterparty.

(3)	Not intended to represent the Bank’s actual exposure to credit risk, as a variety of credit mitigation strategies are employed in addition to offsetting and collateral arrangements.
(4)

For fiscal 2017, the cash collateral received against the positive market values of derivative financial instruments of $793 and the cash collateral pledged towards the negative mark to market of derivative financial instruments of $1,112 are recorded within other liabilities and other assets, respectively.